Debt Obligation (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long term debt	[1]	$ 5,295,075	$ 5,539,803
Unamortized debt premiums and discounts		(30,226)	(34,884)
Debt, net of unamortized costs		5,264,849	5,504,919
Debt, net of unamortized costs - current		392,720	377,898
Debt, net of unamortized costs - non-current		4,872,129	5,127,021
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,309,858	$ 1,367,858
Weighted average variable interest rate		6.53%	5.78%
Final Maturity		Aug. 31, 2027
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 121,503	$ 127,293
Weighted average variable interest rate		3.50%	3.50%
Final Maturity		Dec. 31, 2026
TL 2021-1 Term loan
Debt Instrument [Line Items]
Long term debt		$ 57,515	$ 60,314
Weighted average variable interest rate		2.65%	2.65%
Final Maturity		Feb. 29, 2028
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 184,825	$ 192,202
Weighted average variable interest rate		2.90%	2.90%
Final Maturity		Oct. 31, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[2]	$ 1,206,041	$ 1,239,440
Weighted average variable interest rate	[2]	6.75%	6.00%
Final Maturity	[2]	Nov. 30, 2028
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 306,577	$ 332,413
Weighted average variable interest rate		3.06%	3.06%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 446,788	$ 476,279
Weighted average variable interest rate		2.26%	2.26%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 165,695	$ 175,750
Weighted average variable interest rate		2.15%	2.15%
Final Maturity		Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 445,948	$ 467,881
Weighted average variable interest rate		1.72%	1.72%
Final Maturity		Feb. 28, 2046
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 538,325	$ 564,373
Weighted average variable interest rate		2.27%	2.27%
Final Maturity		Apr. 30, 2046
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 512,000	$ 536,000
Weighted average variable interest rate		1.98%	1.98%
Final Maturity		Aug. 31, 2046

[1]	The fair value of total debt based on the borrowing rates available to the Company was approximately $4,859,159 and $5,107,874 at June 30, 2023 and December 31, 2022, respectively, and was measured using Level 2 inputs.
[2]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.